Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation [Line Items]
Percentage vote and value of subsidiaries included in the Group consolidated federal tax return	80.00%	80.00%	80.00%
Percentage vote and value of subsidiaries in the Group consolidated state tax return	50.00%	50.00%	50.00%
Income tax expense/(benefit)	$ (55,719)	$ 3,756	$ 14,401
Total deferred income tax expense/(benefit)	(70,120)	(18,491)	(7,395)
Total current income tax expense/(benefit)	14,401	22,247	21,796
UNITED STATES
Taxation [Line Items]
Deferred tax assets (liabilities), net, not recognized	92,962	72,843
Federal
Taxation [Line Items]
Total deferred income tax expense/(benefit)	(48,240)	(15,416)	(7,349)
Total current income tax expense/(benefit)	13,065	22,138	21,796
Tax Losses	219,500	215,400	169,700
Tax Credits	4,500	3,900	3,900
Unused federal orphan drug tax credits	6,100	5,700
Federal | Operating loss carryforwards not subject to expiration
Taxation [Line Items]
Tax Losses	152,700
MASSACHUSETTS
Taxation [Line Items]
Tax Losses	71,700	27,900	67,400
Tax Credits	$ 600	$ 1,300	$ 2,100